CONSOLIDATED STATEMENT OF CASH FLOWS - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Statement
Net profit		€ 155		€ 4,137		€ 3,377
Adjustments to reconcile net profit to net cash provided by operating activities
Depreciation and amortization		8,106		6,988		7,483
Net Impairments (reversals) of tangible and intangible assets and right-of-use assets		2,188		866		(225)
Write-off of tangible and intangible assets		300		100		263
Share of (profit) loss of equity-accounted investments		88		68		267
Net gain on disposal of assets		(170)		(474)		(3,446)
Dividend income		(247)		(231)		(205)
Interest income		(147)		(185)		(283)
Interest expense		1,027		614		671
Income taxes		5,591		5,970		3,467
Other changes		(179)		(474)		894
Changes in working capital:
- inventories		(200)		15		(346)
- trade receivables		1,023		334		657
- trade payables		(940)		642		284
- provisions		272		(238)		96
- other assets and liabilities		211		879		749
Cash flow from changes in working capital		366		1,632		1,440
Net change in the provisions for employee benefits		(23)		109		38
Dividends received		1,346		275		291
Interest received		88		87		104
Interest paid		(1,029)		(609)		(582)
Income taxes paid, net of tax receivables received		(5,068)		(5,226)		(3,437)
Net cash provided by operating activities		12,392		13,647		10,117
Investing activities:
- tangible assets		(8,049)		(8,778)		(8,490)
- prepaid right-of-use assets		(16)
- intangible assets		(311)		(341)		(191)
- consolidated subsidiaries and businesses net of cash and cash equivalent acquired		(5)		(119)
- investments		(3,003)		(125)		(510)
- securities held for operating purposes		(8)		(8)
- financing receivables held for operating purposes		(229)		(358)		(585)
- change in payables in relation to investing activities		(307)		408		152
Cash flow from investing activities		(11,928)		(9,321)		(9,624)
Disposals:
- tangible assets		264		1,089		2,745
- intangible assets		17		5		2
- consolidated subsidiaries and businesses net of cash and cash equivalent disposed of		187		(47)		2,662
- tax on disposals		(3)				(436)
- investments		39		195		482
- securities held for operating purposes		17		15		1
- financing receivables held for operating purposes		178		279		493
- change in receivables in relation to disposals		95		606		(434)
Cash flow from disposals		794		2,142		5,515
Net change in securities and financing receivables held for non-operating purposes (a)	[1]	(279)		(357)		341
Net cash used in investing activities		(11,413)		(7,536)		(3,768)
Increase in long-term financial debt		1,811		3,790		1,842
Repayments of long-term financial debt		(3,512)		(2,757)		(2,973)
Payments of lease liabilities		(877)
Increase (decrease) in short-term financial debt		161		(713)		(581)
Cash flows from used in increase (decrease) in borrowings		(2,417)		320		(1,712)
Dividends paid to Eni's shareholders		(3,018)		(2,954)		(2,880)
Dividends paid to non-controlling interest		(4)		(3)		(3)
Reimbursements to non-controlling interest		(1)
Acquisition of additional interests in consolidated subsidiaries		(1)
Acquisition of treasury shares		(400)
Net cash used in financing activities		(5,841)		(2,637)		(4,595)
Effect of change in consolidation (inclusion/exclusion of significant/insignificant subsidiaries)		(7)				7
Effect of exchange rate changes and other changes on cash and cash equivalents		8		18		(72)
Net increase (decrease) in cash and cash equivalents		(4,861)		3,492		1,689
Cash and cash equivalents - beginning of the year		10,855	[2]	7,363	[2]	5,674
Cash and cash equivalents - end of the year	[2]	5,994		10,855		7,363
Related parties
Changes in working capital:
Net cash provided by operating activities		(6,356)		(2,707)		(2,843)
Disposals:
Net cash used in investing activities		(2,912)		(3,314)		(3,115)
Net cash used in financing activities		€ (817)		€ 16		€ (16)

[1]	From 2019, Eni’s cash flow statement is reporting in a dedicated line-item the net cash outflow (investments minus divestments) in held-for-trading financial assets and current non-operating receivables financing, with the latter being investment of temporary cash surpluses. Those two assets are netted against financial liabilities to determine the Group net borrowings in accordance to applicable listing standards. In previous reporting periods, cash inflows and outflows relating those assets were reported among investing activities or divesting activities relating to securities and financing receivables, respectively. The cash flow statements of comparative periods have been reclassified accordingly.
[2]	In 2018, cash and cash equivalents at the end of the year included €19 million of cash and cash equivalents of consolidated subsidiaries held for sale that were reported in the item "Assets held for sale”.